Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Change in pension plan assets

Change in projected benefit obligation, plan assets and funded status
	As of December 31,
	Pension benefits		Postretirement benefits
($ in millions)	2018	2017	2018	2017
Change in projected benefit obligation
Benefit obligation, beginning of year	$6,815	$6,591	$386	$373
Service cost	110	111	7	8
Interest cost	255	254	15	15
Participant contributions	—	—	13	12
Actuarial (gains) losses	(255)	406	(4)	8
Benefits paid	(646)	(553)	(35)	(35)
Translation adjustment and other	(55)	6	(7)	5
Benefit obligation, end of year	$6,224	$6,815	$375	$386

Change in plan assets
Fair value of plan assets, beginning of year	$6,284	$5,650
Actual return on plan assets	(300)	1,051
Employer contribution	16	131
Benefits paid	(646)	(553)
Translation adjustment and other	(55)	5
Fair value of plan assets, end of year	$5,299	$6,284

Funded status (1) (2) (3)	$(925)	$(531)	$(375)	$(386)

Amounts recognized in AOCI
Unamortized pension and other postretirement prior service credit	$(198)	$(254)	$(16)	$(37)

(1)	The primary qualified employee plan represents 78% of the pension benefits’ underfunded status as of December 31, 2018.

(2)	The funded status is recorded within other liabilities and accrued expenses on the Consolidated Statements of Financial Position.

(3)	The Company’s other postretirement benefit plans are not funded.

Change during the period in items not yet recognized as a component of net periodic cost

(2)	The funded status is recorded within other liabilities and accrued expenses on the Consolidated Statements of Financial Position.

(3)	The Company’s other postretirement benefit plans are not funded.

Changes in items not yet recognized as a component of net cost for pension and other postretirement plans
($ in millions)	Pension benefits	Postretirement benefits
Items not yet recognized as a component of net cost – December 31, 2017	$(254)	$(37)
Prior service credit amortized to net cost	56	21
Items not yet recognized as a component of net cost – December 31, 2018	$(198)	$(16)

Components of net periodic cost

Components of net cost (benefit) for pension and other postretirement plans
	For the years ended December 31,
	Pension benefits			Postretirement benefits
($ in millions)	2018	2017	2016	2018	2017	2016
Service cost	$110	$111	$113	$7	$8	$9
Interest cost	255	254	286	15	15	18
Expected return on plan assets	(427)	(419)	(387)	—	—	—
Amortization of prior service credit	(56)	(56)	(56)	(21)	(25)	(21)
Costs and expenses	(118)	(110)	(44)	1	(2)	6
Remeasurement of projected benefit obligation	(255)	406	388	(4)	8	(14)
Remeasurement of plan assets	727	(631)	(104)	—	—	—
Remeasurement gains and losses	472	(225)	284	(4)	8	(14)
Total net cost (benefit)	$354	$(335)	$240	$(3)	$6	$(8)

Weighted average assumptions used to determine for pension plans and postretirement benefits plans the net benefit cost and benefit obligation

Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
	For the years ended December 31,
	Pension benefits			Postretirement benefits
($ in millions)	2018	2017	2016	2018	2017	2016
Discount rate	4.06%	3.96%	4.78%	3.95%	3.91%	4.56%
Rate of increase in compensation levels	3.15	3.16	3.16	n/a	n/a	n/a
Expected long-term rate of return on plan assets	7.33	7.32	7.30	n/a	n/a	n/a

Weighted average assumptions used to determine benefit obligations
	For the years ended December 31,
	Pension benefits		Postretirement benefits
	2018	2017	2018	2017
Discount rate	4.31%	3.67%	4.22%	3.63%
Rate of increase in compensation levels	3.16	3.15	n/a	n/a

Pension plans' weighted average target asset allocation and the actual percentage of plan assets

Weighted average target asset allocation and actual percentage of plan assets by asset category
	As of December 31, 2018
	Target asset allocation (1)	Actual percentage of plan assets
Pension plan’s asset category	2018	2018	2017
Equity securities (2)	36 - 53%	47%	58%
Fixed income securities	40 - 53%	41	34
Limited partnership interests	0 - 15%	9	6
Short-term investments and other	—	3	2
Total without securities lending (3)		100%	100%

(1)	The target asset allocation considers risk based exposure while the actual percentage of plan assets utilizes a financial reporting view excluding exposure provided through derivatives.

(2)
The actual percentage of plan assets for equity securities includes 1% and 2% of private equity investments in 2018 and 2017, respectively, that are subject to the limited partnership interests target allocation and 4% and 3% of fixed income mutual funds in 2018 and 2017, respectively, that are subject to the fixed income securities target allocation.

(3)	Securities lending collateral reinvestment of $208 million and $202 million is excluded from the table above in 2018 and 2017, respectively.

Fair values of pension plan assets

Fair values of pension plan assets as of December 31, 2018
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2018
Equity securities	$51	$265	$—	$316
Fixed income securities:
U.S. government and agencies	172	509	—	681
Corporate	—	1,479	5	1,484
Short-term investments	122	198	—	320
Free-standing derivatives:
Assets	—	19	—	19
Liabilities	—	(11)	—	(11)
Total plan assets at fair value	$345	$2,459	$5	2,809
% of total plan assets at fair value	12.3%	87.5%	0.2%	100.0%

Investments measured using the net asset value practical expedient				2,687
Securities lending obligation (1)				(222)
Derivatives Counterparty and Cash Collateral Netting				(6)
Other net plan assets (2)				31
Total reported plan assets				$5,299

(1)
The securities lending obligation represents the plan’s obligation to return securities lending collateral received under a securities lending program. The terms of the program allow both the plan and the counterparty the right and ability to redeem/return the securities loaned on short notice. Due to its relatively short-term nature, the outstanding balance of the obligation approximates fair value.

(2)	Other net plan assets represent cash and cash equivalents, interest and dividends receivable and net receivables related to settlements of investment transactions, such as purchases and sales.

Fair values of pension plan assets as of December 31, 2017
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2017
Equity securities	$126	$264	$29	$419
Fixed income securities:
U.S. government and agencies	174	420	—	594
Corporate	—	1,543	10	1,553
Short-term investments	97	197	—	294
Cash and cash equivalents	21	—	—	21
Free-standing derivatives:
Assets	—	1	—	1
Total plan assets at fair value	$418	$2,425	$39	2,882
% of total plan assets at fair value	14.5%	84.1%	1.4%	100.0%

Investments measured using the net asset value practical expedient				3,598
Securities lending obligation				(216)
Other net plan assets				20
Total reported plan assets				$6,284

Rollforward of Level 3 plan assets

Rollforward of Level 3 plan assets during December 31, 2018
		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2017	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2018
Equity securities	$29	$—	$3	$—	$(32)	$—
Fixed income securities:
Corporate	10	—	—	(5)	—	5
Total Level 3 plan assets	$39	$—	$3	$(5)	$(32)	$5

Rollforward of Level 3 plan assets during December 31, 2017
		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2016	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2017
Equity securities	$—	$—	$—	$29	$—	$29
Fixed income securities:
Corporate	10	—	—	—	—	10
Total Level 3 plan assets	$10	$—	$—	$29	$—	$39

Rollforward of Level 3 plan assets during December 31, 2016
		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2015	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2016
Equity securities	$1	$(1)	$—	$—	$—	$—
Fixed income securities:
Municipal	7	—	—	(7)	—	—
Corporate	10	—	—	(5)	5	10
Total Level 3 plan assets	$18	$(1)	$—	$(12)	$5	$10

Estimated future benefit payments expected to be paid

Estimated future benefit payments expected to be paid in the next 10 years
	As of December 31, 2018
($ in millions)	Pension benefits	Postretirement benefits
2019	$448	$24
2020	462	25
2021	495	26
2022	509	27
2023	528	28
2024-2028	2,383	142
Total benefit payments	$4,825	$272

Schedule of ESOP benefit

ESOP benefit
	For the years December 31,
($ in millions)	2018	2017	2016
Interest expense recognized by ESOP	$—	$—	$1
Less: dividends accrued on ESOP shares	(1)	(1)	(3)
Cost of shares allocated	—	3	7
Compensation expense	(1)	2	5
Reduction of defined contribution due to ESOP	1	38	60
ESOP benefit	$(2)	$(36)	$(55)